STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrants Granted	70,000	129,167
Outstanding at ending of periods	1,123,356	986,576	1,053,356
Exercisable	846,269		635,609
Weighted Average Remaining Contractual Life , Beginning balance	6 years 2 months 15 days	7 years 5 months 12 days	3 years 9 months 18 days	3 years 11 months 19 days
Weighted Average Remaining Contractual Life, Warrants granted	1 year 6 months 29 days	2 years 11 months 8 days	3 years 1 month 24 days	4 years 4 months 28 days
Weighted Average Remaining Contractual Life, Ending balance	5 years 5 months 15 days	7 years 2 months 15 days	3 years 14 days	3 years 9 months 18 days
Weighted Average Remaining Contractual Life, Exercisable	6 years 5 months 12 days		6 years 8 months 12 days
Weighted Average Exercise Price Per Share, Beginning balance	$ 3.3900	$ 1.4997	$ 2.8239	$ 1.0776
Weighted Average Exercise Price Per Share, Warrants granted	8.2893	9.8562	7.3500	2.7273
Weighted Average Exercise Price Per Share, ending balance	3.7042	$ 2.5938	6.7800	$ 2.8239
Weighted Average Exercise price per share, Exercisable	$ 2.5032		$ 1.5861
Aggregate Intrinsic Value, Beginning balance	$ 5,804,517	$ 6,302,277	$ 1,173,737	$ 1,276,870
Aggregate Intrinsic Value, Warrants granted	0	257,540	1,152,852	898,000
Aggregate Intrinsic Value, Ending balance	0	$ 9,132,060	1,784,838	$ 1,173,737
Aggregate Intrinsic value, warrant exercisable	$ 0		$ 4,655,089
Exercise Price Per Shares Option Exercised			$ 1.50
Stock Options [Member]
Warrants Granted			386,667	23,965
Warrants Expired			111,351
Outstanding at ending of periods			1,053,356	802,409
Aggregate Intrinsic Value, Ending balance			$ 5,804,517	$ 6,292,844
Options Exercised			(24,369)	(15,302)
Option Outstanding, Exercisable, Beginning Balance	635,609	417,491	417,491
Option Outstanding, Exercisable, Ending Balance			635,609	417,491
Exercise Price Per Shares Option Exercised			$ 0.79	$ 3.117
Exercise Price Per Shares Option Expired				$ 0
Weighted Average Remaining Contractual Lifes Beginning Balance			7 years 10 months 9 days	9 years
Weighted Average Remaining Contractual Lifes Options Granted			3 years 10 months 13 days	2 years 4 months 20 days
Weighted Average Remaining Contractual Lifes Ending Balance			6 years 2 months 15 days	7 years 10 months 9 days
Weighted Average Remaining Contractual Lifes, Exercisable, Beginning Balance			7 years 4 months 24 days
Weighted Average Remaining Contractual Lifes, Exercisable, Ending Balance			6 years 8 months 12 days
Weighted Average Exercise Price Per Shares Beginning Balance			$ 1.0077	$ 0.8283
Weighted Average Exercise Price Per Shares Options Granted			9.6900	6.4500
Weighted Average Exercise Price Per Shares Options Exercised			0.7902
Weighted Average Exercise Price Per Shares Options Expired			8.5800
Weighted Average Exercise Price Per Shares Ending Balance			3.3900	$ 1.0077
Weighted Average Exercise Price Per Shares Exercisable Beginning Balance			0.9495
Weighted Average Exercise Price Per Shares Exercisable Ending Balance			$ 1.5861
Aggregate Intrinsic Value Beginning Balance			$ 6,292,844	$ 5,238,080
Aggregate Intrinsic Value Options Granted			(301,815)	$ 57,815
Aggregate Intrinsic Value Exercisable, Beginning Balance			3,299,006
Aggregate Intrinsic Value Exercisable Ending Balance			$ 4,655,089
Stock Options [Member] | Minimum [Member]
Exercise Price Per Shares Option Expired			$ 0.7902
Outstanding, Beginning balance	$ 0.7903	$ 0.7902	0.7902	$ 0.7902
Exercise Price Per Shares Option Granted	8.25	8.3160	8.31	4.95
Weighted Average Exercise Price Per Share, Ending balance	0.7903	0.7902	0.7903	0.7902
Exercise Price Per Shares Exercisable Beginning Balance	0.7903	0.7902	0.7902
Exercise Price Per Shares Exercisable Ending Balance			0.7903	0.7902
Exercisable Price Per	0.7903		0.7903
Stock Options [Member] | Maximum [Member]
Exercise Price Per Shares Option Expired			9.87
Outstanding, Beginning balance	10.74	9.90	9.90	3.1170
Exercise Price Per Shares Option Granted	9.0750	10.1310	10.74	9.90
Weighted Average Exercise Price Per Share, Ending balance	10.1310	10.1310	10.74	9.90
Exercise Price Per Shares Exercisable Beginning Balance	10.74	$ 9.90	9.90
Exercise Price Per Shares Exercisable Ending Balance			10.74	$ 9.90
Exercisable Price Per	$ 10.7250		$ 10.74